RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheet

	2021	2020
Assets
Cash	$1,743,412	$4,976,511
Prepaid expense	3,881	2,258
Current Assets	1,747,293	4,978,769

Due from subsidiaries - outside of PRC	3,171,035	—
Investment is subsidiaries - in PRC	2,932,508	5,140,775
Total Assets	$7,850,836	$10,119,544

Liabilities and Equity
Current liabilities	$—	$—
Due to subsidiaries	886,515	830,236
Total Liabilities	886,515	830,236

Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,675,216 and 11,675,216 shares issued and outstanding as of December 31, 2021 and 2020, respectively	11,675	11,675
Additional paid in capital	6,845,394	6,845,394
Statutory reserve	327,140	327,140
Retained earnings (deficit)	(282,791)	2,142,657
Accumulated other comprehensive loss	62,903	(37,558)
Total MDJM Ltd stockholders’ equity	6,964,321	9,289,308
Total Liabilities and Equity	$7,850,836	$10,119,544

Summary of condensed statements of operations

	2021	2020	2019

Revenue	$—	$—	$—
Share of profit (loss) in subsidiaries	(2,245,718)	258,039	453,106
Other general and administrative expenses	(123,572)	(73,421)	(101,948)
Income (Loss) from Operations	(2,369,290)	184,618	351,158
Interest income	6,852	55,125	26,719
Net Income (Loss)	(2,362,438)	239,743	377,877
Other comprehensive income (loss):
Foreign currency translation adjustments	100,461	242,787	(50,758)
Comprehensive Income (Loss)	$(2,261,977)	$482,530	$327,119

Schedule of statement of cash flows

	2021	2020	2019
Net cash used in operating activities	$(118,343)	$(19,572)	$(76,211)
Net cash (used in) provided by investing activities	(3,114,756)	(110,498)	(624,440)
Net cash provided by financing activities	—	110,747	70,406
Net (decrease) increase in cash and cash equivalents	(3,233,099)	(19,323)	(630,245)
Cash and cash equivalents - beginning of the period	4,976,511	4,995,834	5,626,079
Cash and cash equivalents - end of the period	$1,743,412	$4,976,511	$4,995,834